Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cross-border tax laws
Global intangible low-taxed income	$ 47.0
Foreign derived deduction eligible income	(9.5)
Cross-border tax laws - other	14.8
Tax credits
Research credits	(16.5)
Foreign tax credits	(19.0)
Valuation allowance changes	95.7
Nontaxable and nondeductible items
Contingent consideration	(17.1)
Nontaxable and nondeductible items - other	3.5
Worldwide changes in unrecognized tax benefits	1.5
Investments in partnership	(48.4)
Capital loss	(105.5)
Net operating loss	9.9
Provision for income taxes	$ 125.7	$ 131.4	$ 42.2
Percent
U.S. statutory income tax rate		21.00%	21.00%
Domestic state and local income taxes, net of federal effect		0.70%	0.20%
Cross-border tax laws
Global intangible low-taxed income	5.60%
Foreign derived deduction eligible income, Percent	(1.10%)
Tax credits
Research credits	(2.00%)	(1.10%)	(0.60%)
Foreign tax credits	(2.30%)
Valuation allowance changes	11.50%	(0.30%)	(0.20%)
Nontaxable and nondeductible items
Contingent consideration	(2.10%)
Nontaxable and nondeductible items - other	0.40%
Worldwide changes in unrecognized tax benefits	0.20%
Other		1.00%	(0.10%)
Investments in partnership	(5.80%)
Capital loss	(12.70%)
Net operating loss	1.20%
Statutory income tax rate differential/ Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits		(6.60%)	(0.30%)
Non-deductible expenses		0.30%	0.70%
Tax impact of certain significant transactions		0.10%
Tax benefit relating to foreign derived intangible income and U.S. manufacturer's deduction		(0.20%)	(0.80%)
R&D tax credit	(2.00%)	(1.10%)	(0.60%)
Share-based compensation		1.00%	0.10%
Net uncertain tax positions, including interest and penalties		(3.20%)	(16.00%)
Effective income tax rate	15.10%	12.70%	4.00%
US [Member]
Amount
US federal statutory income tax rate	$ 174.5
Domestic state and local income taxes, net of federal effect	(7.3)
Nontaxable and nondeductible items
Other	$ 13.8
Percent
U.S. statutory income tax rate	21.00%
Domestic state and local income taxes, net of federal effect	(0.90%)
Cross-border tax laws
Cross-border tax laws - other	1.80%
Nontaxable and nondeductible items
Other	1.70%
Switzerland [Member]
Amount
Domestic state and local income taxes, net of federal effect	$ 15.0
Nontaxable and nondeductible items
Other	2.2
Statutory income tax rate differential/ Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(85.0)
Intercompany distributions	$ 28.9
Percent
Domestic state and local income taxes, net of federal effect	1.80%
Nontaxable and nondeductible items
Other	0.30%
Intercompany distributions	3.50%
Statutory income tax rate differential/ Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(10.20%)
China [Member]
Nontaxable and nondeductible items
Other	$ 0.2
Intercompany distributions	$ 22.6
Nontaxable and nondeductible items
Other	0.00%
Intercompany distributions	2.70%
Other Foreign Jurisdictions [Member]
Nontaxable and nondeductible items
Other	$ 4.4
Nontaxable and nondeductible items
Other	0.50%